CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable - related party, discount		$ 58,333
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, shares issued	104,386	0	0
Preferred stock, shares outstanding	104,386	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	700,000,000
Common stock, shares issued	3,178,041	84,777	1,926
Common stock, shares outstanding	3,178,041	84,777	1,926
Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	535,000,000
Convertible Preferred Stock | Series A Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	125,000,000
Preferred stock, shares issued		0	117,131,171
Preferred stock, shares outstanding		0	117,131,171
Convertible Preferred Stock | Series B Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	100,000,000
Preferred stock, shares issued		0	59,465,350
Preferred stock, shares outstanding		0	59,465,350
Convertible Preferred Stock | Series C Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	210,000,000
Preferred stock, shares issued		0	150,989,224
Preferred stock, shares outstanding		0	150,989,224
Convertible Preferred Stock | Series C-1 Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	100,000,000
Preferred stock, shares issued		0	84,027,175
Preferred stock, shares outstanding		0	84,027,175
Convertible Preferred Stock | Series D Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Scenario, Previously Reported
Common stock, par value	$ 0.001
Common stock, shares authorized		50,000,000